THE ALGER INSTITUTIONAL FUNDS

                   SUPPLEMENT DATED SEPTEMBER 19, 2006 TO THE
                         PROSPECTUS DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE

                    ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
                     ALGER MIDCAP GROWTH INSTITUTIONAL FUND
                    ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                  ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

         The Board of Trustees of The Alger Institutional Funds (the "Trust") has approved, subject to shareholder approval, a Plan of Reorganization (the "Plan") by the Trust on behalf of each of Alger SmallCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund, Alger LargeCap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund (collectively, the "Funds").

         Each Plan provides for the transfer of all of the assets of the relevant Fund, in a tax-free exchange for the corresponding Acquiring Fund's Class I and Class R shares, listed opposite its name in the following chart, and the distribution of such shares to the shareholders of the Fund (the "Exchange").

Fund                                             Acquiring Fund
----                                             --------------
Alger SmallCap Growth Institutional Fund         Alger SmallCap Growth Fund
Alger MidCap Growth Institutional Fund           Alger MidCap Growth Fund
Alger LargeCap Growth Institutional Fund         Alger LargeCap Growth Fund
Alger Capital Appreciation Institutional Fund    Alger Capital Appreciation Fund

         The Acquiring Funds are separate series of The Alger Funds, an open-end registered management investment company managed by Fred Alger Management, Inc. ("Alger Management"), the Funds' investment adviser. In addition to having the same investment adviser, each Fund has the same investment objective and investment policies, primary portfolio managers and distributor as its corresponding Acquiring Fund.

         A special joint meeting of shareholders of the Funds to consider the Plans is scheduled to be held on January 10, 2007 at 1:00 P.M. Shareholders of record as of November 28, 2006 will be entitled to receive notice of, and to vote at, the meeting. A Prospectus/Proxy Statement that includes information about the proposed Exchange will be mailed to shareholders prior to the meeting. If approved by shareholders, the Acquiring Fund shares received by your Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class I and Class R shares (or fractions thereof) for Fund shares of the corresponding class held prior to the Exchange. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class I or Class R shares (or fractions thereof) of the corresponding Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Exchange.


                       ALGER TECHNOLOGY INSTITUTIONAL FUND
                   ALGER CORE FIXED-INCOME INSTITUTIONAL FUND
                        ALGER BALANCED INSTITUTIONAL FUND

         The Board of Trustees of the Trust has approved the liquidation of the following series of the Trust:

         Alger Technology Institutional Fund
         Alger Core Fixed-Income Institutional Fund
         Alger Balanced Institutional Fund

         After the close of trading on the floor of the New York Stock Exchange on September 22, 2006 (normally 4:00 p.m., Eastern time), the Funds will be closed to further investment, excluding reinvestment of any dividends and distributions. It is anticipated that each Fund's assets will be distributed to investors on or about November 17, 2006.

         Liquidation of shares may be a taxable event to shareholders. Shareholders in tax-deferred accounts may choose to exchange their shares of the Fund for shares of another of The Alger Institutional Funds prior to the Fund's liquidation or their shares will be exchanged for shares of Alger Money Market Fund. Investors are urged to consult their own tax advisers as to the federal, state, and local tax consequences of the liquidation.

              ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

         Effective 30 days from today, Fauzia Rashid and Christopher Walsh will become the portfolio managers of the Alger Socially Responsible Growth Institutional Fund (the "Fund"), a series of the Trust. Fauzia Rashid is a Vice President and Analyst responsible for covering energy, utilities, chemicals and cyclicals. Fauzia has 8 years of experience. Before joining Alger Management, she was a Senior Equity Analyst at Bank of New York (BNY) Asset Management and an Analyst at Bear Stearns, Lehman Brothers and Citigroup. Fauzia received her BA from the State University of New York at Stony Brook. She also received a MA in International Affairs from Columbia School of International and Public Affairs, and a MBA from Columbia Graduate School of Business. Ms. Rashid has been employed by Alger Management as a Vice President and Analyst since April, 2004. Christopher R. Walsh, CFA is a Vice President and Senior Analyst responsible for the retailing, footwear, apparel manufacturing, trucking, auto/auto suppliers and restaurant industries. Christopher has 7 years of investment management experience. Christopher graduated with a B.S. from the University of Vermont in 1997. Chris has been employed by Alger Management since 2001. He was a junior analyst until 2002 and named a senior analyst in 2003. His focus has always been retail.

         The Fund will begin pursuing its fundamental policy of long-term capital appreciation by following a revised investment strategy. The Fund's name will be changed to "Alger Green Institutional Fund."

         The following paragraph replaces the Fund's APPROACH: on page 4 of the Prospectus.

         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies of any size that, in the opinion of the Fund's management, conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. These are companies that have shown a commitment to environmental sustainability as demonstrated through their business strategies, practices or investments. The Fund seeks to invest in companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy in the future.

         The Board of Trustees of the Trust has approved, subject to shareholder approval, a Plan of Reorganization (the "Plan") by the Trust on behalf of the Fund. The Plan provides for the transfer of all of the assets of the Fund, in a tax-free exchange for Class N shares of Spectra Green Fund (the "Acquiring Fund"), and the distribution of such shares to the shareholders of the Fund (the "Exchange").

         The Acquiring Fund will be a separate series of Spectra Fund, an open-end registered management investment company managed by Alger Management, the Fund's investment adviser. In addition to having the same investment adviser, the Fund has the same investment objective and investment policies, primary portfolio managers and distributor as the Acquiring Fund. The Acquiring Fund was established solely for the purpose of effecting the Fund's reorganization, and will carry on the business of the Fund and inherit its performance and financial records.

         A special meeting of shareholders of the Fund to consider the Plan is scheduled to be held on January 10, 2007 at 1:00 P.M. Shareholders of record as of November 28, 2006 will be entitled to receive notice of, and to vote at, the meeting. A Prospectus/Proxy Statement that includes information about the proposed Exchange involving the Fund, will be mailed to shareholders of the Fund prior to the meeting. If approved by shareholders, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class N shares (or fractions thereof) for Fund shares held prior to the Exchange. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class N shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Exchange.



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